Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	R$ 3,792	R$ 5,112
Trade receivables, net	632	543
Other receivables	271	126
Inventories, net	4,822	4,641
Recoverable taxes	596	674
Prepaid expenses	112	97
Other current assets	34	155
Assets held for sale	22,961	20,303
Total current assets	33,220	31,651
Noncurrent assets
Trade receivables, net	80	0
Other receivables	642	612
Recoverable taxes	1,747	632
Derivative financial instruments	28	0
Deferred income tax and social contribution	121	170
Related parties	25	17
Restricted deposits for legal proceedings	762	661
Prepaid expenses	43	45
Investments in associates	177	316
Investment properties	21	23
Property and equipment, net	9,138	9,182
Intangible assets, net	1,924	1,908
Total noncurrent assets	14,708	13,566
Total assets	47,928	45,217
Current liabilities
Trade payable, net	8,128	7,232
Borrowings and financing	1,251	2,957
Payroll and related taxes	640	614
Taxes and contributions payable and taxes payable in installments	301	254
Related parties	153	147
Dividends payable	78	0
Financing of property	116	116
Rent payable	128	110
Deferred revenue	146	224
Pass-through liabilities	14	15
Customer loyalty programs	0	28
Other current liabilities	213	253
Liabilities related to assets held for sale	17,824	15,632
Total current liabilities	28,992	27,582
Noncurrent liabilities
Borrowings and financing	3,337	2,912
Deferred income tax and social contribution	394	317
Tax payable in installments	566	540
Provision for contingencies	1,107	1,177
Deferred revenue	22	24
Provision for losses on investments in associates	165	22
Other noncurrent liabilities	53	46
Total noncurrent liabilities	5,644	5,038
Shareholders’ equity
Share capital	6,822	6,811
Capital reserves	355	331
Earning reserves	3,174	2,718
Other comprehensive income (loss)	(18)	0
Total shareholders' equity	10,333	9,860
Non controlling interest	2,959	2,737
Total shareholders’ equity	13,292	12,597
Total liabilities and shareholders’ equity	R$ 47,928	R$ 45,217